Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 6,271	$ 6,844
Accounts receivable	9,154	7,811
Right of first refusal receivable (Note 5)	15,586
Prepaid expenses and other	627	365
Total current assets	31,638	15,020
Non-current assets
Royalty, stream and other interests (Note 6)	365,489	270,236
Investments (Note 7)	9,284	6,082
Deferred financing costs and other	1,819	1,118
Deferred tax asset (Note 14)	1,069	1,123
Total assets	409,299	293,579
Current liabilities
Trade and other payables	4,202	3,701
Dividend payable (Note 9e)	1,553
Total current liabilities	5,755	3,701
Non-current liabilities
Credit facility (Note 8)	89,617	16,780
Total liabilities	95,372	20,481
Capital and reserves
Share capital (Note 9a)	312,697	246,429
Reserves	18,476	17,529
Accumulated other comprehensive (loss) income	(2,554)	12,069
Deficit	(14,692)	(2,929)
Total equity	313,927	273,098
Total liabilities and equity	$ 409,299	$ 293,579